Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	112,934,580.98	11,420
Yield Supplement Overcollateralization Amount 03/31/21	2,452,615.52	0
Receivables Balance 03/31/21	115,387,196.50	11,420
Principal Payments	7,392,543.81	396
Defaulted Receivables	88,850.82	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	2,214,143.47	0
Pool Balance at 04/30/21	105,691,658.40	11,015

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.31%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	943,266.89	73
Past Due 61-90 days	140,623.99	11
Past Due 91-120 days	16,625.39	4
Past Due 121+ days	0.00	0
Total	1,100,516.27	88

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.02%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	89,516.12
Aggregate Net Losses/(Gains) - April 2021	(665.30)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.01%
Prior Net Losses Ratio	0.09%
Second Prior Net Losses Ratio	-0.42%
Third Prior Net Losses Ratio	0.45%
Four Month Average	0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	25.27

Flow of Funds	$ Amount

Collections	7,788,702.39
Investment Earnings on Cash Accounts	28.42
Servicing Fee	(96,156.00)
Transfer to Collection Account	-
Available Funds	7,692,574.81

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	166,777.70
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	586,158.42
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	259,865.78

Total Distributions of Available Funds	7,692,574.81

Servicing Fee	96,156.00
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 04/15/21	106,277,816.82
Principal Paid	7,242,922.58
Note Balance @ 05/17/21	99,034,894.24

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2a
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2b
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-3
Note Balance @ 04/15/21	42,597,816.82
Principal Paid	7,242,922.58
Note Balance @ 05/17/21	35,354,894.24
Note Factor @ 05/17/21	15.4388184%

Class A-4
Note Balance @ 04/15/21	52,030,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	52,030,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	11,650,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	11,650,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	189,786.45
Total Principal Paid	7,242,922.58
Total Paid	7,432,709.03

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.11463%
Coupon	0.21463%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	69,221.45
Principal Paid	7,242,922.58
Total Paid to A-3 Holders	7,312,144.03

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2872593
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9628301
Total Distribution Amount	11.2500894

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3022771
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.6284829
Total A-3 Distribution Amount	31.9307600

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	80.93
Noteholders' Principal Distributable Amount	919.07

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/21	1,664,191.04
Investment Earnings	23.93
Investment Earnings Paid	(23.93)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$141,659.60	$244,435.74	$429,542.92
Number of Extensions	11	21	33
Ratio of extensions to Beginning of Period Receivables Balance	0.12%	0.20%	0.33%